Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

JPMorgan Chase Bank, National Association

270 Park Avenue, 4th Floor

New York, NY 10017

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by JPMorgan Chase Bank, National Association (the “Company”, as the engaging party) and J.P. Morgan Securities LLC, J.P. Morgan Chase Commercial Mortgage Securities Corp., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Deutsche Bank Securities Inc. and German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the TORY Commercial Mortgage Trust 2026-HGTS, Commercial Mortgage Pass-Through Certificates, Series 2026-HGTS securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of January 9, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on December 30, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	TORY 2026-HGTS - Accounting Tape (12.30.25)v2.xlsx (provided on December 30, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to signed or draft management agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
•	The phrase "Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the Excel file provided by the Company, which includes rent roll information and historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From December 5, 2025 through December 30, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

December 30, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

TORY 2026-HGTS Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	No.	None - Company Provided	None
2	Property No.	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Loan Purpose	None - Company Provided	None
5	Borrower Entity	Loan Agreement	None
6	Sponsor	Loan Agreement	None
7	Guarantor	Guaranty Agreement	None
8	Property Manager	Management Agreement	None
9	Property Sub-Manager	Management Agreement	None
10	Property Address	Appraisal Report	None
11	Property City	Appraisal Report	None
12	State	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	Property Type	Appraisal Report	None
15	Class	Appraisal Report	None
16	Property Sub Type	Appraisal Report	None
17	Year Built	Appraisal Report	None
18	Year Renovated	Appraisal Report	None
19	Units/SF	Underwriting File	None
20	Unit Type	Underwriting File	None
21	Original Whole Loan Balance	None - Company Provided	None
22	Cut-off Date Whole Loan Balance	Recalculation	None
23	Maturity Date Whole Loan Balance	Recalculation	None
24	Cut-off Date Whole Loan Balance Per SF	Recalculation	None
25	Original Trust Mortgage Balance	None - Company Provided	None
26	Cut-off Date Trust Loan Balance	Recalculation	None
27	Maturity Date Trust Loan Balance	Recalculation	None
28	Cut-off Date Trust Loan Balance Per SF	Recalculation	None
29	Non-Trust Mortgage Balance	None - Company Provided	None
30	Cut-off Date Non-Trust Mortgage Loan Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

TORY 2026-HGTS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
31	Maturity Date Non-Trust Mortgage Loan Balance	Recalculation	None
32	Origination Date	Loan Agreement	None
33	First Payment Date	Loan Agreement	None
34	Initial Maturity Date	Loan Agreement	None
35	ARD Loan (Y/N)	Loan Agreement	None
36	Final Maturity Date	Loan Agreement	None
37	ARD Rate Step	Loan Agreement	None
38	Payment Grace Period (Default)	Loan Agreement	None
39	Payment Grace Period	Loan Agreement	None
40	Maturity Payment Grace Period (Default)	Loan Agreement	None
41	Maturity Payment Grace Period	Loan Agreement	None
42	Original Mortgage Loan Term	Recalculation	None
43	Original Mortgage Loan Amortization Term	Not Applicable*	None
44	Mortgage Loan IO Period	Recalculation	None
45	Seasoning	Recalculation	None
46	Remaining Mortgage Loan Term to Maturity	Recalculation	None
47	Remaining Mortgage Loan Amortization Term	Not Applicable*	None
48	Rate Type	Loan Agreement	None
49	Amortization Type	Loan Agreement	None
50	Accrual Basis	Loan Agreement	None
51	Interest Accrual Period Start	Loan Agreement	None
52	Interest Accrual Period End	Loan Agreement	None
53	Assumed Whole Loan Interest Rate	None - Company Provided	None
54	Whole Loan Annual Debt Service	Recalculation	None
55	Whole Loan Monthly Debt Service	Recalculation	None
56	Prepayment String	Loan Agreement	None
57	Partial Prepayments Allowed	Loan Agreement	None
58	Partial Release Permitted	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

TORY 2026-HGTS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
59	Partial Release Description	Loan Agreement	None
60	LockBox (Y/N)	Cash Management Agreement	None
61	LockBox Type	Cash Management Agreement	None
62	Cash Management	Cash Management Agreement	None
63	Springing Conditions	Loan Agreement	None
64	Single Purpose Entity	Loan Agreement	None
65	Non-Consolidation Letter	Loan Agreement	None
66	TIC Structure	Loan Agreement	None
67	DST	Loan Agreement	None
68	Initial Tax Reserve	Loan Agreement	None
69	Monthly Tax Reserve	Loan Agreement	None
70	Tax Reserve Cap	Loan Agreement	None
71	Initial Insurance Reserve	Loan Agreement	None
72	Monthly Insurance Reserve	Loan Agreement	None
73	Insurance Reserve Cap	Loan Agreement	None
74	Upfront Required Repairs	Loan Agreement	None
75	Initial Replacement Reserves	Loan Agreement	None
76	Monthly Replacement Reserves	Loan Agreement	None
77	Replacement Reserves Cap	Loan Agreement	None
78	Initial Rollover Reserve	Loan Agreement	None
79	Monthly Rollover Reserve	Loan Agreement	None
80	Rollover Reserve Cap	Loan Agreement	None
81	Other Reserve Type	Loan Agreement	None
82	Other Reserve Initial Deposit	Loan Agreement	None
83	Other Reserve Monthly Deposit	Loan Agreement	None
84	Other Reserve Cap	Loan Agreement	None
85	Letter of Credit	Loan Agreement	None
86	Earnout / Holdback	Loan Agreement	None
87	Occupancy %	Underwriting File	None
88	Occupancy Date	Underwriting File	None
89	Appraisal Firm	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

TORY 2026-HGTS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
90	Appraised Value	Appraisal Report	None
91	Appraised Value Type	Appraisal Report	None
92	Date of Appraisal (Valuation Date)	Appraisal Report	None
93	Appraisal Cap Rate	Appraisal Report	None
94	Environmental Firm	Environmental Report	None
95	Phase I Date	Environmental Report	None
96	Phase II Date	Not Applicable*	None
97	Environmental Insurance	Loan Agreement	None
98	Engineering Firm	Engineering Report	None
99	Engineering Report Date	Engineering Report	None
100	Seismic Insurance	Seismic Report; Loan Agreement	None
101	Seismic Firm	Seismic Report	None
102	Seismic Report Date	Seismic Report	None
103	Seismic PML %	Seismic Report	None
104	Title Type	Title Policy	None
105	Ground Lease Expiration Date	Not Applicable*	None
106	Ground Lease Fully Extended Expiration Date	Not Applicable*	None
107	Ground Lease Payment (monthly)	Not Applicable*	None
108	Additional Debt Permitted	Loan Agreement	None
109	Additional Debt Type	Loan Agreement	None
110	TTM Date	Underwriting File	None
111	TTM Occupancy %	Underwriting File	None
112	TTM Effective Gross Income	Underwriting File	$1.00
113	TTM Expense Total	Underwriting File	$1.00
114	TTM NOI	Underwriting File	$1.00
115	TTM NCF	Underwriting File	$1.00
116	2026 Proforma Date	None - Company Provided	None
117	2026 Proforma Occupancy %	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

TORY 2026-HGTS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
118	2026 Proforma Effective Gross Income	Underwriting File	$1.00
119	2026 Proforma Expense Total	Underwriting File	$1.00
120	2026 Proforma NOI	Underwriting File	$1.00
121	2026 Proforma NCF	Underwriting File	$1.00
122	Underwritten In-Place Effective Gross Income	Underwriting File	$1.00
123	Underwritten In-Place Expense Total	Underwriting File	$1.00
124	Underwritten In-Place NOI	Underwriting File	$1.00
125	Underwritten In-Place Replacement Reserves	Underwriting File	$1.00
126	Underwritten In-Place TI/LC	Underwriting File	$1.00
127	Underwritten In-Place NCF	Underwriting File	$1.00
128	Underwritten In-Place Economic Occupancy	Underwriting File	None
129	Whole Loan Underwritten NCF DSCR	Recalculation	None
130	Whole Loan Underwritten In-Place NOI DY	Recalculation	None
131	Whole Loan Cut-off Date As-Is LTV	Recalculation	None
132	Whole Loan Maturity Date As-Is LTV	Recalculation	None
133	Tenant Name 1	Underwriting File	None
134	SF1	Underwriting File	None
135	Space Pct 1	Recalculation	None
136	Tenant Lease Expiration Date 1	Underwriting File	None
137	Tenant Name 2	Underwriting File	None
138	SF2	Underwriting File	None
139	Space Pct 2	Recalculation	None
140	Tenant Lease Expiration Date 2	Underwriting File	None
141	Tenant Name 3	Underwriting File	None
142	SF3	Underwriting File	None
143	Space Pct 3	Recalculation	None
144	Tenant Lease Expiration Date 3	Underwriting File	None
145	Tenant Name 4	Underwriting File	None
146	SF4	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

TORY 2026-HGTS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
147	Space Pct 4	Recalculation	None
148	Tenant Lease Expiration Date 4	Underwriting File	None
149	Tenant Name 5	Underwriting File	None
150	SF5	Underwriting File	None
151	Space Pct 5	Recalculation	None
152	Tenant Lease Expiration Date 5	Underwriting File	None
153	Primary Servicer Fee Rate	Fee Schedule	None
154	Master Servicer Fee Rate	Fee Schedule	None
155	Servicing Fee Rate	Recalculation	None
156	Trustee/Cert Admin Fee Rate	Fee Schedule	None
157	Operating Advisor Fee	Not Applicable*	None
158	CREFC Fee Rate	Fee Schedule	None
159	Total Admin Fee Rate	Recalculation	None
160	Net Mortgage Rate	Recalculation	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

TORY 2026-HGTS Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
22	Cut-off Date Whole Loan Balance	Set equal to Original Whole Loan Balance.
23	Maturity Date Whole Loan Balance	Set equal to Original Whole Loan Balance.
24	Cut-off Date Whole Loan Balance Per SF	Quotient of (i) Cut-off Date Whole Loan Balance and (ii) Units/SF.
26	Cut-off Date Trust Loan Balance	Set equal to Original Trust Mortgage Balance.
27	Maturity Date Trust Loan Balance	Set equal to Original Trust Mortgage Balance.
28	Cut-off Date Trust Loan Balance Per SF	Quotient of (i) Cut-off Date Trust Loan Balance and (ii) Units/SF.
30	Cut-off Date Non-Trust Mortgage Loan Balance	Difference between (i) Cut-off Date Whole Loan Balance and (ii) Cut-off Date Trust Loan Balance.
31	Maturity Date Non-Trust Mortgage Loan Balance	Difference between (i) Maturity Date Whole Loan Balance and (ii) Maturity Date Trust Loan Balance.
42	Original Mortgage Loan Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Initial Maturity Date.
44	Mortgage Loan IO Period	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Initial Maturity Date.
45	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Cut-off Date.
46	Remaining Mortgage Loan Term to Maturity	Difference between (i) Original Mortgage Loan Term and (ii) Seasoning.
54	Whole Loan Annual Debt Service	Product of (i) Whole Loan Monthly Debt Service and (ii) 12.
55	Whole Loan Monthly Debt Service	Quotient of (i) product of (a) Cut-off Date Whole Loan Balance, (b) Assumed Whole Loan Interest Rate and (c) the Accrual Basis (Actual/360) and (ii) 12.
129	Whole Loan Underwritten NCF DSCR	Quotient of (i) Underwritten In-Place NCF and (ii) Whole Loan Annual Debt Service.
130	Whole Loan Underwritten In-Place NOI DY	Quotient of (i) Underwritten In-Place NOI and (ii) Cut-off Date Whole Loan Balance.
131	Whole Loan Cut-off Date As-Is LTV	Quotient of (i) Cut-off Date Whole Loan Balance and (ii) Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

TORY 2026-HGTS Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
132	Whole Loan Maturity Date As-Is LTV	Quotient of (i) Maturity Date Whole Loan Balance and (ii) Appraised Value.
135	Space Pct 1	Quotient of (i) SF1 and (ii) Units.
139	Space Pct 2	Quotient of (i) SF2 and (ii) Units.
143	Space Pct 3	Quotient of (i) SF3 and (ii) Units.
147	Space Pct 4	Quotient of (i) SF4 and (ii) Units.
151	Space Pct 5	Quotient of (i) SF5 and (ii) Units.
155	Servicing Fee Rate	Sum of (i) Primary Servicer Fee Rate and (ii) Master Servicer Fee Rate.
159	Total Admin Fee Rate	Sum of (i) Servicing Fee Rate, (ii) Trustee/Cert Admin Fee Rate, (iii) Operating Advisor Fee, and (iv) CREFC Fee Rate.
160	Net Mortgage Rate	Difference between (i) Assumed Whole Loan Interest Rate and (ii) Total Admin Fee Rate.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13